UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [ ];             Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221
           ------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Brace
Title:     Portfolio Manager
Phone:     716-633-3800
           -----------------

Signature, Place, and Date of Signing:

                                WILLIAMSVILLE, NY                 11/12/01
------------------              -----------------                 --------
[Signature]                       [City, State]                    [Date]

Report Type          (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969         _________________________-  [Repeat as necessary.]
           --------


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                        0
                                                  -----------
Form 13F Information Table Entry Total:                  72
                                                  -----------
Form 13F Information Table Value Total:             $312314
                                                  -----------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____      28-_____________________      __________________________

           [Repeat as necessary.]


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                                                       Elias Asset Management
                                                              FORM 13F
                                                         September 30, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                      Value Shares/ Sh/ Put/ Invstmt Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc.           COM              00184A105     8682   262302 SH       Sole                   262302
Abbott Labs                    COM              002824100      233     4490 SH       Sole                     4490
Agilent Technologies           COM              00846U101     5070   259332 SH       Sole                   259332
American Express               COM              025816109     7560   260141 SH       Sole                   260141
American International Group   COM              026874107    16686   213924 SH       Sole                   213924
Amgen Inc.                     COM              031162100      212     3610 SH       Sole                     3610
Anadarko Petroleum Corp.       COM              032511107     9347   194400 SH       Sole                   194400
Automatic Data Processing      COM              053015103    11935   253713 SH       Sole                   253713
Bank of New York               COM              064057102      271     7730 SH       Sole                     7730
Bristol Myers Squibb           COM              110122108      382     6880 SH       Sole                     6880
Cisco Sys Inc.                 COM              17275R102     5225   428974 SH       Sole                   428974
Citigroup                      COM              172967101    15707   387834 SH       Sole                   387834
Clear Channel Communications   COM              184502102     8225   206911 SH       Sole                   206911
Corning Inc.                   COM              219350105     4194   475469 SH       Sole                   475469
DuPont E.I.                    COM              263534109    10063   268205 SH       Sole                   268205
EMC Corp. Mass                 COM              268648102     4155   353644 SH       Sole                   353644
Emerson Electric               COM              291011104     9508   202031 SH       Sole                   202031
Exxon Mobil Corporation        COM              30231G102    13615   345550 SH       Sole                   345550
General Electric               COM              369604103    14189   381426 SH       Sole                   381426
Home Depot Inc.                COM              437076102    11482   299250 SH       Sole                   299250
Intel Corp.                    COM              458140100     8707   425984 SH       Sole                   425984
JP Morgan Chase & Company      COM              46625H100     9838   288086 SH       Sole                   288086
Johnson & Johnson              COM              478160104      355     6411 SH       Sole                     6411
Lilly, Eli & Co.               COM              532457108    10674   132267 SH       Sole                   132267
Limited Inc.                   COM              532716107     7141   751674 SH       Sole                   751674
Marsh & McLennan Cos.          COM              571748102    10743   111095 SH       Sole                   111095
Merck and Co.                  COM              589331107      350     5250 SH       Sole                     5250
Merrill-Lynch                  COM              590188108     8519   209832 SH       Sole                   209832
Microsoft, Inc.                COM              594918104    10533   205845 SH       Sole                   205845
Pfizer Inc.                    COM              717081103     9941   247897 SH       Sole                   247897
S & P 500 Dep Receipt          COM              78462F103      313     3000 SH       Sole                     3000
Solectron Corp.                COM              834182107     5412   464545 SH       Sole                   464545
Texas Instruments              COM              882508104     9799   392272 SH       Sole                   392272
Tyco International Ltd         COM              902124106    10401   228600 SH       Sole                   228600
Wal-Mart Stores                COM              931142103    11706   236484 SH       Sole                   236484
Walt Disney Co.                COM              254687106     7502   402882 SH       Sole                   402882
WorldCom Inc.                  COM              98157D106    10533   700316 SH       Sole                   700316
Brandywine Fund                                 10532D107      645 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth                  277919205      359 778.3400 SH       Sole                 778.3400
Small Cap Growth #67                            783925837      541 43822.6180SH      Sole               43822.6180
Small Cap Value #58                             783925688      636 40642.2440SH      Sole               40642.2440
First Mutual Fund                               892880105     1316 147716.7865SH     Sole              147716.7865
American Home Products         COM                            1370    23520 SH       Sole                    23520
Amgen Inc.                     COM              031162100     2837    48280 SH       Sole                    48280
BP PLC-Spons ADR               COM              055622104      390     7940 SH       Sole                     7940
Bankamerica Corp.              COM                             208     3562 SH       Sole                     3562
Bristol Myers Squibb           COM                            1296    23325 SH       Sole                    23325
ChevronTexaco Corp.            COM              166764100      364     4290 SH       Sole                     4290
Colgate - Palmolive            COM              194162103      419     7200 SH       Sole                     7200
Colonial Bancgroup             COM              195493309      154    12000 SH       Sole                    12000
Community Bank Systems         COM              203607106     1251    45500 SH       Sole                    45500
Computer Task Group            COM              205477102      374   187150 SH       Sole                   187150
DuPont E.I.                    COM                             259     6896 SH       Sole                     6896
Exxon Mobil Corporation        COM              30231G102     2595    65862 SH       Sole                    65862
General Electric               COM              369604103     2883    77493 SH       Sole                    77493
Gillette Co.                   COM              375766102      705    23664 SH       Sole                    23664
Glaxo Smithkline PLC ADR       COM              37733W105      204     3641 SH       Sole                     3641
International Business Machine COM                             363     3931 SH       Sole                     3931
Jefferson Pilot Corp.          COM              475070108      203     4555 SH       Sole                     4555
Johnson & Johnson              COM              478160104      216     3900 SH       Sole                     3900
Merck and Co.                  COM                             916    13750 SH       Sole                    13750
Microsoft, Inc.                COM              594918104      213     4172 SH       Sole                     4172
Pfizer Inc.                    COM              717081103      285     7100 SH       Sole                     7100
Philip Morris                  COM              718154107      232     4800 SH       Sole                     4800
Rand Capital Corp.             COM              752185108       10    10000 SH       Sole                    10000
SBC Communications             COM                             372     7903 SH       Sole                     7903
Safari Associates Inc.         COM              786363101       20    26500 SH       Sole                    26500
Texaco Corp                    COM              881694103      315     4850 SH       Sole                     4850
Trustco Bank Corp.             COM              898349105      315    22918 SH       Sole                    22918
Union Pacific                  COM              907818108      256     5460 SH       Sole                     5460
WM Wrigley Jr. Co.             COM              982526105      308     6000 SH       Sole                     6000
Walgreen Co.                   COM              931422109      275     8000 SH       Sole                     8000
REPORT SUMMARY                 72 DATA RECORDS              312314            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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